SEI INSTITUTIONAL MANAGED TRUST

Small Cap Growth Fund
(the "Fund")

Supplement Dated September 15, 2020

to the Class F Shares Prospectus, dated January 31, 2020, as restated on March 18, 2020 and amended March 30, 2020, April 3, 2020, June 5, 2020, June 30, 2020, and July 6, 2020, the
Class I Shares Prospectus, dated January 31, 2020, as restated on March 18, 2020 and amended March 30, 2020, April 3, 2020, June 5, 2020, and June 30, 2020, and the Class Y
Shares Prospectus, dated January 31, 2020, as restated on March 18, 2020 and amended
March 30, 2020, April 3, 2020, June 5, 2020, June 30, 2020, and July 6, 2020 (the
"Prospectuses") and Statement of Additional Information (the "SAI"), dated January 31, 2020, as amended on March 30, 2020, April 3, 2020, June 5, 2020, June 30, 2020, and July 6, 2020

This Supplement provides new and additional information beyond that contained in the Prospectuses and SAI, and should be read in conjunction with such Prospectuses and SAI.

The Prospectuses and SAI are hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Effective immediately, Falcon Point Capital, LLC no longer serves as a sub-adviser to the Fund. As such, all references to Falcon Point Capital, LLC are hereby deleted from the Prospectuses and SAI.

There are no other changes to the Prospectuses or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1309 (09/20)